Fair Value Measurement	12 Months Ended
Sep. 30, 2025
Disclosure of fair value measurement [abstract]
Fair Value Measurement
4.
FAIR VALUE MEASUREMENT

The following table presents the fair values and fair value hierarchy of the Company’s financial instruments that are carried at fair value on recurring basis in the consolidated statements of financial position:

			Fair value
	Level	Measurement	September 30, 2025	September 30, 2024
Other assets
Senior Note - embedded derivative	3	FVtPL	22,796	32,609
Other current assets
Currency derivative	2	FVtPL	16,851	8,104
Other financial liabilities
Currency derivative	2	FVtPL	347	625

Changes in fair value of derivative assets and liabilities are recognized within the consolidated statements of profit or loss except for changes in the fair value of derivative financial instruments designated as hedging instruments which are recognized within other comprehensive income.

During the year ended September 30, 2024, the interest cap associated with the Original EUR Term Loan no longer qualified for hedge accounting and was terminated along with the signing of the Term and Revolving Facilities Agreement. As such, the Company reclassified the cash flow hedge reserve of a cumulative loss of €0.3 million reflected in the accumulated other comprehensive income (loss) in equity through "Finance cost, net."Please refer to Note 15 - Loans and Borrowings for further details.

The Company does not carry any other financial instruments at fair value either on a recurring or non-recurring basis. The derivative assets and liabilities are reflected in the statements of financial position within other assets, other current assets and other financial liabilities.

The fair value of the redemption feature embedded in the Senior Notes is calculated using a "with-and-without" approach. The "with-scenario" refers to the fair value of the Senior Notes inclusive of the redemption feature and is estimated using a binomial lattice model in a risk-neutral framework and specifically, a Black-Derman-Toy ("BDT") model, whereas the "without-scenario" refers to the fair value exclusive of the redemption feature which is estimated through the use of a discounted cash-flow analysis ("DCF"). Both BDT and DCF models fall under the income approach. The yield volatility and credit spread are both unobservable inputs to the model. Since the note value is an observable input, the credit spread is assumed to be back solved after changing the yield volatility to match the note value. During the year ended September 30, 2025, a €9.8 million decrease in fair value was recorded through "Finance cost, net", using 35% yield volatility and 1.24% credit spread. A 2.5% increase/decrease in yield volatility would result in a €0.9 million increase/decrease in fair value. During the year ended September 30, 2024, a €3.8 million increase in fair value was recorded through "Finance cost, net", using 40% yield volatility and 1.13% credit spread. A 2.5% increase/decrease in yield volatility would result in a €1.2 million increase/decrease in fair value.

The following table presents the fair value and fair value hierarchy of the Company’s loans and borrowings carried at amortized cost:

(EUR in thousands)	Level	Nominal value	Carrying value	Fair value
September 30, 2025
EUR Term Loan	2	375,000	375,112	387,500
USD Term Loan	2	103,731	103,677	107,246
Vendor Loan	2	217,408	221,391	230,176
Senior Notes	2	428,500	444,963	450,961

September 30, 2024
EUR Term Loan	2	375,000	375,905	396,560
USD Term Loan	2	160,772	159,870	169,363
Vendor Loan	2	208,305	212,121	216,322
Senior Notes	2	428,500	446,739	449,533

The following table presents the fair value and fair value hierarchy of the Company's Tax receivable agreement liability carried at amortized cost:

	Level	Carrying value	Fair value
September 30, 2025
Tax receivable agreement liability	3	356,764	370,080

September 30, 2024
Tax receivable agreement liability	3	359,890	382,619

There were no transfers between levels during the reporting period.

See Note 3 – Accounting Policies – Fair value measurement for the valuation processes, valuation techniques and types of inputs used in the fair value measurements of the Company's financial instruments. There were no changes during the reporting period.